Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Of Intangible Assets [Abstract]
Schedule of Variations in Intangible Assets

The following tables show the variations in intangible assets for the years ended December 31, 2017, 2018 and 2019:

	As of			As of
Intangible assets—Variations	January 1,			December 31,
(in thousands of euros)	2017	Increase	Decrease	2017
Gross
Software	1,688	268	(56)	1,900
Patents	21	—	—	21
TOTAL – Gross	1,709	268	(56)	1,921
Accumulated depreciation and impairment
Software	(1,020)	(298)	54	(1,264)
Patents	(21)	—	—	(21)
TOTAL - Accumulated depreciation and impairment	(1,042)	(298)	54	(1,285)
TOTAL – Net	668	(29)	(2)	636

	As of			As of
Intangible assets—Variations	January 1,			December 31,
(in thousands of euros)	2018	Increase	Decrease	2018
Gross
Software	1,900	216	(67)	2,049
Patents	21	—	—	21
Other intangibles	—	313	—	313
TOTAL—Gross	1,921	529	(67)	2,384
Accumulated depreciation and impairment
Software	(1,264)	(370)	67	(1,567)
Patents	(21)	—	—	(21)
Other intangibles	—	—	—	—
TOTAL - Accumulated depreciation and impairment	(1,285)	(370)	67	(1,588)
TOTAL – Net	636	159	—	796
7.	INTANGIBLE ASSETS (continued)

Intangible assets – Variations	As of			Translation		As of
(in € thousands)	2018/12/31	Increase	Decrease	adjustments	Reclassification	2019/12/31
Gross
Software	2,049	340	(29)	—	378	2,739
Patents	21	70	—	—	—	91
Other intangibles	313	65	—	—	(378)	—
TOTAL – Gross	2,384	475	(29)	—	—	2,830
Accumulated depreciation and impairment
Software	(1,567)	(350)	29	—	—	(1,888)
Patents	(21)	—	—	—	—	(21)
Other intangibles	—	—	—	—	—	—
TOTAL - Accumulated depreciation and impairment	(1,588)	(350)	29	—	—	(1,910)
TOTAL – Net	796	125	—	—	—	920